Impairment review	6 Months Ended
Sep. 30, 2019
Impairment review
Impairment review

3   Impairment review

Impairment testing was performed at 30 September 2019 and 30 September 2018. The methodology adopted for impairment testing for the six months ended 30 September 2019 was consistent with that disclosed on page 117 and pages 130 to 135 of the Group’s annual report for the year ended 31 March 2019.

Consistent with prior periods, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash-generating units. For the purpose of impairment testing as at 30 September 2019, European Liberty Global assets have been excluded from existing cash-generating units.

Value in use assumptions

The table below shows key assumptions used in the value in use calculations at 30 September 2019:

	Assumptions used in value in use calculation
	Germany	Italy	Spain	Romania
	%	%	%	%
Pre-tax risk adjusted discount rate	8.3	10.4	9.3	10.7
Long-term growth rate	0.5	1.0	0.5	1.0
Projected adjusted EBITDA[1]	2.2	(0.5)	9.8	4.8
Projected capital expenditure[2]	17.3-19.7	12.1-14.1	16.8-18.2	11.2-12.4

Sensitivity analysis

The estimated recoverable amounts of the Group’s operations in Germany, Italy, Spain and Romania exceed their carrying values by €7.1 billion, €2.7 billion, €0.6 billion and €0.3 billion, respectively. If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised for the six months ended 30 September 2019.

	Change required for carrying value to equal
	recoverable amount
	Germany	Italy	Spain	Romania
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	2.0	2.5	0.6	2.7
Long-term growth rate	(2.1)	(2.6)	(0.7)	(3.4)
Projected adjusted EBITDA[1]	(4.9)	(4.5)	(1.4)	(4.8)
Projected capital expenditure[2]	17.1	12.1	3.0	8.5

Management considered the following reasonably possible changes in the key adjusted EBITDA[1] and long-term growth rate assumptions, leaving all other assumptions unchanged. The sensitivity analysis presented is prepared on the basis that the reasonably possible change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. The associated impact on the impairment assessment is presented in the table below.

Management believes that no reasonably possible or foreseeable change in the pre-tax adjusted discount rate or projected capital expenditure[2] would cause the carrying value of any cash-generating unit to materially exceed its recoverable amount.

	Recoverable amount less carrying value
	Germany	Italy	Spain	Romania
	€bn	€bn	€bn	€bn

Base case as at 30 September 2019	7.1	2.7	0.6	0.3
Change in projected adjusted EBITDA[1]
Decrease by 2pps	4.1	1.4	(0.2)	0.1
Increase by 2pps	10.5	4.0	1.4	0.4
Change in long-term growth rate
Decrease by 1pps	3.2	1.5	(0.3)	0.2
Increase by 1pps	12.6	4.3	1.6	0.4

The carrying values for Vodafone UK, Ireland and Portugal include goodwill arising from their acquisition by the Group and/or the purchase of operating licences or spectrum rights. While the recoverable amounts for these operating companies are not materially greater than their carrying value, each has a lower risk of giving rise to impairment that would be material to the Group given their relative size or the composition of their carrying value.

If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised in the six months ended 30 September 2019.

	Change required for carrying value to equal the recoverable amount
	UK	Ireland	Portugal
	pps	pps	pps
Pre-tax risk adjusted discount rate	0.8	0.5	1.3
Long-term growth rate	(0.8)	(0.6)	(1.3)
Projected adjusted EBITDA[1]	(1.8)	(1.1)	(2.7)
Projected capital expenditure[2]	3.6	4.1	7.1

Notes:

1.    Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

2.    Projected capital expenditure, which excludes licences and spectrum, is expressed as the range of capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

VodafoneZiggo

The recoverable amount for VodafoneZiggo is not materially greater than its carrying value. If adverse impacts of economic, competitive, regulatory or other factors were to cause significant deterioration in the operations of VodafoneZiggo and the entity’s expected future cash flows, this may lead to an impairment loss being recognised.